10-Q Intangible assets, net and Goodwill - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Asset, Goodwill and Other [Abstract]
Increase (decrease) in intangible assets	$ (22.1)		$ 19.8
Amortization of intangible assets	$ 25.1	$ 24.7	$ 100.4	$ 109.2	$ 105.7
Weighted average amortization period	11 years 7 months 9 days		11 years 9 months 25 days